Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Summary of property, plant and equipment

	2011	2010
Buildings, improvements and leasehold improvements	$139,432	$127,725
Marine vessels and equipment	417,413	499,398
Machinery and equipment	1,596,580	1,248,318
Automobiles, trucks, tractors and trailers	38,770	31,934
Furniture and fixtures	40,575	35,124
Construction-in-progress	171,108	83,694
Land	29,518	24,223
Oil and gas producing assets	44,109	34,336

	2,477,505	2,084,752
Accumulated depreciation and depletion	(970,137)	(771,602)

Property, plant and equipment, net	$1,507,368	$1,313,150